Condensed Consolidated Statements of Operating Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 202	$ 202
Research and development expenses		(3,456)	(3,034)
General and administrative expenses		(1,426)	(2,066)
Operating loss		(4,680)	(4,898)
Financial income, net		79	22
Operating loss		$ (4,601)	$ (4,876)
Basic net loss per share (in Dollars per share)		$ (1.24)	$ (4.29)
Diluted net loss per share (in Dollars per share)		$ (1.24)	$ (4.29)
Weighted average number of ordinary shares used in computing basic net loss per share	[1]	3,711,018	1,137,303
Weighted average number of ordinary shares used in computing diluted net loss per share	[1]	3,711,018	1,137,303

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 6.